Fair value of financial assets and liabilities - Financial assets by category (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	₩ 34,245,475	$ 23,706,673	₩ 25,202,672
Financial assets at FVTOCI	83,499,522	57,803,137	43,797,745
Financial assets at amortised cost	431,203,242		417,674,993
Derivative assets (Designated for hedging)	217,180	$ 150,345	175,191
Total	549,165,419		486,850,601
Deposits
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	261,470		73,951
Financial assets at FVTOCI	0		0
Financial assets at amortised cost	2,674,644		2,630,604
Derivative assets (Designated for hedging)	0		0
Total	2,936,114		2,704,555
Securities
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	26,997,640		14,879,996
Financial assets at FVTOCI	83,489,281		43,797,745
Financial assets at amortised cost	18,707,459		19,203,177
Derivative assets (Designated for hedging)	0		0
Total	129,194,380		77,880,918
Loans
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	1,126,446		104,177
Financial assets at FVTOCI	10,241		0
Financial assets at amortised cost	398,706,030		386,069,294
Derivative assets (Designated for hedging)	0		0
Total	399,842,717		386,173,471
Derivative assets
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	5,774,203		10,094,532
Financial assets at FVTOCI	0		0
Financial assets at amortised cost	0		0
Derivative assets (Designated for hedging)	217,180		175,191
Total	5,991,383		10,269,723
Other financial assets
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	85,716		50,016
Financial assets at FVTOCI	0		0
Financial assets at amortised cost	11,115,109		9,771,918
Derivative assets (Designated for hedging)	0		0
Total	₩ 11,200,825		₩ 9,821,934